RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

During the three and nine-month periods ended September 30, 2021, share-based compensation expenses for directors and officers totalled $123 and $5.7M (three and nine-month periods ended September 30, 2020: $290).

In January 2021, the Company issued 76,635 shares in repayment of accrued interests of $77 on the convertible bond due to Pallinghurst.

Pallinghurst purchased 237,932 common shares as part of the financing closed on January 20,2021, 79,311 common shares as part of the financing closed on February 12,2021 and 66,666 common shares as part of the financing closed on June 23, 2021 (see note 10.1).

During the three and nine-month periods ended September 30, 2021, the Company had accrued interests payable to Pallinghurst of $622 and $1,781 (three and nine-month periods ended September 30, 2020: $26) (note 19).

Investissement Québec, acting as mandatory for the Government of Quebec, purchased 317,241 common shares as part of the financing closed on February 12, 2021 and purchased all of the 1,978,750 common shares issued as part of the financing closed on July 23, 2021.